UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON D.C. 20549
                             FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
Check here if Amendment[ ]
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stack Financial Management, Inc.
Address:  2472 Birch Glen, Suite A
          Whitefish, MT 59937

13F File Number:  28-11071

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:	Catherine M. Hetrick
Title:	Chief Compliance Officer
Phone:	406-862-8000



Signature, Place, and Date of Signing:
Catherine M. Hetrick, Whitefish, Montana, Feb 8, 2013

Report Type (Check only one.):
     [X]  13F HOLDINGS REPORT.
     [ ]  13F NOTICE.
     [ ]  13F COMBINATION REPORT.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  39

Form 13F Information Table Value Total:  $470,112 (x1000)

List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Market Vectors ETF TR          Gold Trust ETF   57060U100      366     7900 SH       Sole                     7900                 0
Accenture plc Ireland          SHS CLASS A      G1151C101     8053   121091 SH       Sole                   120396               695
Aon plc                        SHS CLASS A      G0408V102    13704   246426 SH       Sole                   245136              1290
Berkshire Hathaway             CL B NEW         084670702      628     7000 SH       Sole                     7000                 0
CVS Caremark Corp.             COM              126650100    13849   286423 SH       Sole                   284918              1505
Coca-Cola Company              COM              191216100     9911   273400 SH       Sole                   272760               640
ConocoPhillips                 COM              20825C104    11577   199631 SH       Sole                   199171               460
Darden Restaurants, Inc.       COM              237194105     8480   188156 SH       Sole                   187756               400
Devon Energy Corp.             COM              25179M103     8592   165100 SH       Sole                   163900              1200
General Mills                  COM              370334104    12395   306650 SH       Sole                   304930              1720
Illinois Tool Works, Inc.      COM              452308109     9103   149698 SH       Sole                   149368               330
Intel Corp.                    COM              458140100    17498   848594 SH       Sole                   844544              4050
Johnson & Johnson              COM              478160104    11304   161256 SH       Sole                   160866               390
Kellogg Company                COM              487836108     9119   163270 SH       Sole                   162890               380
Lowe's Companies, Inc.         COM              548661107    17953   505444 SH       Sole                   502959              2485
Marathon Oil Corp.             COM              565849106    20257   660683 SH       Sole                   657813              2870
Markel Corp.                   COM              570535104    10805    24930 SH       Sole                    24775               155
Medtronic, Inc.                COM              585055106    24643   600747 SH       Sole                   598272              2475
Microsoft Corp.                COM              594918104    20738   776430 SH       Sole                   772780              3650
NCR Corp.                      COM              62886E108     8367   328370 SH       Sole                   326530              1840
Norfolk Southern Corp.         COM              655844108     6986   112975 SH       Sole                   112705               270
Occidental Petroleum Corp.     COM              674599105    18032   235372 SH       Sole                   234272              1100
Omnicom Group, Inc.            COM              681919106     5479   109660 SH       Sole                   109410               250
Oracle Corp.                   COM              68389X105    23297   699188 SH       Sole                   696333              2855
PepsiCo, Inc.                  COM              713448108    20853   304732 SH       Sole                   303012              1720
Procter & Gamble Company       COM              742718109    10370   152748 SH       Sole                   152388               360
Sigma-Aldrich Corp.            COM              826552101    15318   208185 SH       Sole                   207080              1105
Spectra Energy Corp.           COM              847560109     8902   325121 SH       Sole                   323026              2095
Stryker Corp.                  COM              863667101    11025   201113 SH       Sole                   199923              1190
Synaptics, Inc.                COM              87157D109     9651   322035 SH       Sole                   320160              1875
TJX Companies, Inc.            COM              872540109    10056   236880 SH       Sole                   235485              1395
Teva Pharmaceutical Industries ADR              881624209     9147   244960 SH       Sole                   244410               550
United Technologies Corp.      COM              913017109    23289   283973 SH       Sole                   282673              1300
Viacom, Inc. Class B           CL B             92553P201     9079   172155 SH       Sole                   171755               400
Vodafone Group plc             SPON ADR NEW     92857W209     7620   302520 SH       Sole                   301820               700
Wal-Mart Stores, Inc.          COM              931142103     9981   146280 SH       Sole                   145900               380
Walt Disney Company            COM DISNEY       254687106     8817   177086 SH       Sole                   176161               925
Waters Corp.                   COM              941848103    17120   196508 SH       Sole                   195448              1060
Willis Group Holdings plc      SHS              G96666105     7751   231154 SH       Sole                   230664               490